STOCK BASED COMPENSATION (Schedule of Stock Option and Warrant Outstanding and Exercisable) (Details) - $ / shares	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Shares
Exercised	(100,000)	(100,000)
Non Qualified Stock Options And Warrants [Member]
Number of Shares
Outstanding		18,629,867	18,101,367	18,528,367	11,819,600
Granted		720,000	1,770,000	1,510,000	9,746,267
Expired			(772,500)	(1,937,000)	(2,837,500)
Forfeited		(175,000)			(200,000)
Exercised		(200,000)	(469,000)
Outstanding	18,974,867	18,974,867	18,629,867	18,101,367	18,528,367
Exercisable	18,377,991	18,377,991	18,039,242
Exercise Price
Outstanding (Lower Limit)		$ 0.57	$ 0.57	$ 0.63	$ 0.25
Outstanding (Upper Limit)		1.69	1.69	1.69	1.75
Granted (Lower Limit)		1.07	0.60	0.57	0.67
Granted (Upper Limit)		1.27	1.50	0.86	1.02
Expired (Lower Limit)			0.68	0.63	1.00
Expired
Expired (Upper Limit)			1.69	1.30	1.75
Forfeited (Lower Limit)		0.90			0.92
Forfeited (Upper Limit)		0.92			1.16
Exercised (Lower Limit)		0.615	1.00
Exercised (Upper Limit)		1.00	1.25
Outstanding (Lower Limit)		0.57	0.57	0.63	0.25
Outstanding (Upper Limit)		1.69	1.69	1.69	1.75
Exercisable (Lower Limit)		0.57	0.57
Exercisable (Upper Limit)		1.69	1.69
Weighted Average Exercise Price
Outstanding		0.90	0.90	0.92	1.15
Granted		1.19	0.97	0.63	0.81
Expired			0.98	0.88	1.52
Forfeited		0.91			1.01
Exercised		0.81	1.07
Outstanding	$ 0.91	0.91	0.90	$ 0.90	$ 0.92
Exercisable	$ 0.90	$ 0.90	$ 0.89